Expense Example - A C I Shares - JPMorgan Investor Balanced Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	545	745	962	1,586	250	465	803	1,622	74	230	401	894